Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	June 30,	December 31,
	2022	2021
Accounts receivable	$11,233,680	$12,710,362
Less: Allowance for doubtful accounts	(1,212,485)	(1,276,858)
Total, net	$10,021,195	$11,433,504

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company did not recognize bad debt allowance for the six months ended June 30, 2022, and 2021. The allowance balance as of June 30, 2022 was carried forward from the prior period.

The novel coronavirus epidemic that began in the PRC at the beginning of 2020 has significantly impacted the operation of customers, resulting in delays in collecting outstanding receivables as of June 30, 2022. As of the date of this report, a majority of the Company’s customers have resumed normal operations.

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31, 2021	December 31, 2020

Accounts receivable	$12,710,362	$14,763,516
Less: Allowance for doubtful accounts	(1,276,858)	(1,307,965)
Total, net	$11,433,504	$13,455,551

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company recognized bad debt allowance of $1,276,858 and $1,307,965 for the years ended December 31, 2021 and 2020.

The novel coronavirus epidemic that began in the PRC at the beginning of 2020 has significantly impacted the operation of customers, resulting in delays in collecting outstanding receivables as of December 31, 2021. As of the date of this report, a majority of the Company’s customers have resumed normal operations.

As of the filing date, a balance of $3,585,710 account receivable out of the total balance as of December 31, 2021 has been collected